Share-based awards (Details 3) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 13,028	¥ 2,844	¥ 1,259
Restricted shares and RSUs
Summary of changes in the restricted shares and RSUs
Awarded and unvested at beginning of year		42,767,087
Granted		42,787,283
Vested		(13,159,265)
Cancelled/forfeited		(4,413,935)
Awarded and unvested at end of year		67,981,170	42,767,087
Expected to vest					58,397,443
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 17.87
Granted | $ / shares	62.53
Vested | $ / shares	14.47
Cancelled/forfeited | $ / shares	32.56
Awarded and unvested at end of year | $ / shares	45.68
Expected to vest | $ / shares	$ 45.63
Unamortized compensation costs | ¥					¥ 11,114
Expected period over which unamortized compensation costs is to be recognized		2 years 2 months 12 days
Share-based compensation expense | ¥		¥ 7,767	¥ 2,378	¥ 845
RSUs | Non-employees
Summary of changes in the restricted shares and RSUs
Awarded and unvested at end of year		6,447,715